Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 201
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Financial assets carried at fair value are classified in the tables below:

	December 31, 2025
	Level 1	Total
Mutual Funds	$93,658,688	$93,658,688
Self-Directed Brokerage Accounts	5,610,560	5,610,560
Common Stock	1,771,926	1,771,926
Money Markets	3,138	3,138
Total Assets in the Fair Value Hierarchy	101,044,312	101,044,312
Investments Measured at Net Asset Value(1)
Stable Value Collective Trust Funds	—	1,096,158
Total Assets at Fair Value	$101,044,312	$102,140,470

	December 31, 2024
	Level 1	Total
Mutual Funds	$82,799,228	$82,799,228
Self-Directed Brokerage Accounts	4,514,089	4,514,089
Common Stock	2,019,266	2,019,266
Money Markets	3,095	3,095
Total Assets in the Fair Value Hierarchy	89,335,678	89,335,678
Investments Measured at Net Asset Value(1)
Stable Value Collective Trust Funds	—	1,541,580
Total Assets at Fair Value	$89,335,678	$90,877,258
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(1) In accordance with ASU 2015-07, certain investments that are measured at fair value using net asset value per share (or its equivalent)
      practical expedient have not been classified on the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.